Investor A, B, C, Institutional and Class R | BlackRock Large Cap Core Fund
Fund Overview Key Facts About BlackRock Large Cap Core Fund
Investment Objective
The investment objective of BlackRock Large Cap Core Fund (“Core Fund” or the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Core Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" section on page 34 of the Fund's prospectus and in the "Purchase of Shares" section on page II-71 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, B, C, Institutional and Class R - BlackRock Large Cap Core Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, B, C, Institutional and Class R - BlackRock Large Cap Core Fund		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1],[2]	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[2]	0.52%	1.47%	0.52%	0.41%	0.48%
Administration Fees	[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[2]	0.27%	1.22%	0.27%	0.16%	0.23%
Total Annual Fund Operating Expenses	[2]	1.24%	2.94%	1.99%	0.88%	1.45%
Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	(0.10%)	(0.97%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	1.14%	1.97%	1.99%	0.88%	1.45%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 50, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2018. The agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Portfolio.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Core Fund and Core Fund's share of the allocated expenses of Master Large Cap Core Portfolio ("Master Core Portfolio" or the "Portfolio"), a series of Master Large Cap Series LLC (the "Master LLC"). Management Fees are paid by Master Core Portfolio.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 50, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.14% (for Investor A Shares) and 1.97% (for Investor B Shares) of average daily net assets through January 31, 2018. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investor A, B, C, Institutional and Class R - BlackRock Large Cap Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	635	888	1,161	1,938
Investor B Shares	650	1,168	1,662	2,785
Investor C Shares	302	624	1,073	2,317
Institutional Shares	90	281	488	1,084
Class R Shares	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Investor A, B, C, Institutional and Class R - BlackRock Large Cap Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	200	818	1,462	2,785
Investor C Shares	202	624	1,073	2,317

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Core Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 24, 2016, the most recent rebalance date, the lowest market capitalization in this group was $2.1 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund will use an investment approach that blends growth and value. Growth companies are those whose earnings growth potential appears to the Fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

The Fund is a “feeder” fund that invests all of its assets in Master Core Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, the prospectus uses the terms “Core Fund” or “Fund” (as applicable) to include the Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Core Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Performance Information
The information shows you how Core Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS Core Fund As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.98% (quarter ended September 30, 2009) and the lowest return for a quarter was –21.23% (quarter ended September 30, 2011).
As of 12/31/16 Average Annual Total Returns
Average Annual Total Returns - Investor A, B, C, Institutional and Class R - BlackRock Large Cap Core Fund	1 Year	5 Years	10 Years [1]
Investor A Shares	4.25%	12.17%	4.52%
Investor A Shares | Return After Taxes on Distributions	2.67%	11.53%	3.96%
Investor A Shares | Return After Taxes on Distributions and Sale of Shares	3.74%	9.65%	3.52%
Investor B Shares	4.61%	12.19%	4.42%
Investor C Shares	8.12%	12.44%	4.19%
Institutional Shares	10.29%	13.73%	5.35%
Class R Shares	9.68%	13.03%	4.70%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.